Income Taxes - Schedule of Changes in Valuation Allowance for Deferred Tax Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Valuation allowance at beginning of year	$ 68,584	$ 24,450
Increases recorded to income tax provision	11,785	44,134
Valuation allowance at end of year	$ 80,369	$ 68,584